NOTES PAYABLE AND OTHER DEBT (Convertible Debt) (Details) $ / shares in Units, $ in Thousands						3 Months Ended		9 Months Ended	12 Months Ended
	Jan. 10, 2017 USD ($)	Oct. 06, 2016 USD ($)	Jul. 31, 2015 USD ($) day $ / shares	Jul. 30, 2015 USD ($) day $ / shares	Apr. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) $ / shares	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 08, 2016	Jul. 29, 2015 $ / shares	Jun. 30, 2015 USD ($)	May 05, 2015	Mar. 28, 2014	Dec. 31, 2012 $ / shares	Oct. 22, 2012	Jul. 02, 2012 USD ($) $ / shares
Debt Instrument [Line Items]
Fixed interest rate (as a percent)															18.00%
Loss on extinguishment of debt									$ 185	$ (680)
Proceeds from convertible debt									0	2,049
Maximum borrowing capacity						$ 8,800
Repayment of debt		$ 2,400			$ 6,500
Convertible debt repaid							$ 6,500
Notes Reduction, 2014 Notes Surrendered and Cancelled in Payment for 2015 Notes								$ 5,700
Debt Instrument, Face Amount															$ 6,400
Debt instrument, outstanding amount									82,357	125,676		$ 74,120
Convertible debt issued in 2010
Debt Instrument [Line Items]
Stock dividend (as a percent)																			5.00%
Subordinated Convertible Notes Issued in 2011
Debt Instrument [Line Items]
Stock dividend (as a percent)																			5.00%
Subordinated convertible debt
Debt Instrument [Line Items]
Proceeds from issuance of debt									$ 7,500
Fixed interest rate (as a percent)			10.00%	10.00%																8.00%
Conversion price (in dollars per share) | $ / shares			$ 4.25	$ 4.25					$ 3.97									$ 4.17		$ 3.97
Stock dividend (as a percent)																			5.00%
Debt Instrument, Convertible, Threshold Trading Days | day			60
Debt Instrument, Face Amount			$ 1,500	$ 1,500																$ 6,400
Convertible Subordinated Promissory Notes Issued in March 2014
Debt Instrument [Line Items]
Fixed interest rate (as a percent)																	10.00%
Debt instrument, outstanding amount									$ 9,200	$ 9,200
Convertible Notes
Debt Instrument [Line Items]
Fixed interest rate (as a percent)													10.00%
Stock redeemed or called during period, value	$ 6,700
Anthony Cantone and Cantone Asset Management LLC
Debt Instrument [Line Items]
Repayment of debt				$ 4,800
Ownership percentage																5.00%
Debt Instrument, Face Amount			$ 1,500
Convertible debt
Debt Instrument [Line Items]
Fixed interest rate (as a percent)			14.00%
Debt instrument, outstanding amount									$ 9,200			$ 2,500
Convertible debt | Subordinated convertible debt
Debt Instrument [Line Items]
Fixed interest rate (as a percent)									10.00%			10.00%
Convertible debt | Convertible Subordinated Promissory Notes Issued in 2012 [Member]
Debt Instrument [Line Items]
Fixed interest rate (as a percent)			10.00%												8.00%
Convertible debt | Convertible note issued in 2015
Debt Instrument [Line Items]
Fixed interest rate (as a percent)						10.00%
Conversion price (in dollars per share) | $ / shares				$ 4.25		$ 4.25								$ 3.97
Percentage of the conversion price that the weighted average price of the entity's common stock must exceed in order for the notes to be convertible				150.00%		125.00%
Number of days written notice to prepay convertible debt ( period in days)				60 days
Debt Instrument, Convertible, Threshold Trading Days | day				10
Debt Instrument, Subscription Accepted Not Funded, Face Amount					800
Debt Instrument, Face Amount					$ 6,000	$ 1,700
Debt Instrument, Face Amount With Extended Maturity Date			$ 1,500
Debt Instrument, Redemption Price, Percentage				115.00%
Debt instrument, outstanding amount									$ 7,700
Convertible debt | 2015 Convertible Subordinated Notes Subscription Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 8,500
Subsequent Event | Convertible Notes
Debt Instrument [Line Items]
Debt instrument, outstanding amount	1,000										$ 1,000
Stock redeemed or called during period, value	$ 6,700